Restructuring and Other - Restructuring and Other (Details) (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating Lease, Impairment Loss							$ 12.8
Equipment Cost For Insurance Recoveries Amount							1.0	$ 8.4	$ 15.6
Development costs written off							5.8
Incremental compensation expense							49.2
Insurance recoveries	$ 0.0		$ 0.5	$ 2.1	$ 0.5
Three Arts Entertainment
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense		$ 49.2					$ 49.2
Fifty One Percent Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Equity method investment ownership percentage		51.00%					51.00%
Loss associated with theft						$ 16.6
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
Equipment Cost For Insurance Recoveries Amount				1.1			$ 0.2	5.6	$ 6.5
Impairment charges incurred from inception of the plan till date				$ 295.7			$ 300.6
Gain loss on legal settlement								$ 11.0